Short-term Investments (Tables)	12 Months Ended
Apr. 30, 2024
Current financial assets at fair value through other comprehensive income [abstract]
Schedule of Short-term Investments

	As at April 30, 2024	As at April 30, 2023
	($)	($)
Fair value, at the beginning of the year	38,340	51,787
Additions for the year	936	2,996
Disposals for the year	(45,386)	(16,551)
Fair value adjustment due to foreign exchange rate change for the year	(79)	1,742
Fair value adjustment due to share price change for the year	15,332	(1,634)
Fair value, at the end of the year	9,143	38,340